Current Liabilites - Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities [abstract]
Carrying amount at July 1	$ 181,711
New lease		$ 252,677
Payments	(88,678)	(70,966)
Carrying amount at June 30	93,033	181,711
Maturity analysis year 1	98,693	102,806
Maturity analysis year 2		84,226
Maturity analysis	98,693	187,032
Less: unearned interest	(5,660)	(5,321)
Lease liabilities maturity analysis, Net	93,033	181,711
Current portion	93,033	97,485
Non-current portion		84,226	$ 84,226
Lease liabilities	$ 93,033	$ 181,711